Summary of Significant Accounting Policies (Details) - Schedule of practical expedients	12 Months Ended
Dec. 31, 2021
Reassessment of expired or existing contracts [Member]
Summary of Significant Accounting Policies (Details) - Schedule of practical expedients [Line Items]
Practical Expedient , Description	The Company elected not to reassess, at the application date, whether any expired or existing contracts contained leases, the lease classification for any expired or existing leases, and the accounting for initial direct costs for any existing leases.
Use of hindsight [Member]
Summary of Significant Accounting Policies (Details) - Schedule of practical expedients [Line Items]
Practical Expedient , Description	The Company elected to use hindsight in determining the lease term (that is, when considering options to extend or terminate the lease and to purchase the underlying asset) and in assessing impairment of right-to-use assets.
Reassessment of existing or expired land easements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of practical expedients [Line Items]
Practical Expedient , Description	The Company elected not to evaluate existing or expired land easements that were not previously accounted for as leases under ASC 840, as allowed under the transition practical expedient. Going forward, new or modified land easements will be evaluated under ASU No. 2016-02.
Separation of lease and non-lease components [Member]
Summary of Significant Accounting Policies (Details) - Schedule of practical expedients [Line Items]
Practical Expedient , Description	Lease agreements that contain both lease and non-lease components are generally accounted for separately.
Short-term lease recognition exemption [Member]
Summary of Significant Accounting Policies (Details) - Schedule of practical expedients [Line Items]
Practical Expedient , Description	The Company also elected the short-term lease recognition exemption and will not recognize ROU assets or lease liabilities for leases with a term less than 12 months.